Horizon Flexible Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%		Shares	Value
SPDR Portfolio High Yield Bond ETF(a)(b)		1,353,344	$32,263,721
TOTAL EXCHANGE TRADED FUNDS (Cost $32,075,733)			32,263,721

PURCHASED OPTIONS - 0.2%(c)	Notional Amount	Contracts	Value
Put Options - 0.2%			$–
SPDR S&P 500 ETF Trust (d)(e)(g)
Expiration: 09/02/2025; Exercise Price: $588.47	$16,513,280	256	573
Expiration: 09/30/2025; Exercise Price: $601.64	16,255,260	252	47,124
TOTAL PURCHASED OPTIONS (Cost $96,820)			47,697

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 4.22%(f)		80,683	80,683
TOTAL MONEY MARKET FUNDS (Cost $80,683)			80,683

TOTAL INVESTMENTS - 99.9% (Cost $32,253,236)			32,392,101
Other Assets in Excess of Liabilities - 0.1%			22,632
TOTAL NET ASSETS - 100.0%			$32,414,733
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $24,344,121.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f) (g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025. Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Flexible Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Put Options - (0.4)%
SPDR S&P 500 ETF Trust (a)(b)
Expiration: 09/02/2025; Exercise Price: $620.07	$(16,513,280)	(256)	$(1,170)
Expiration: 09/30/2025; Exercise Price: $633.25	(16,255,260)	(252)	(138,096)
TOTAL WRITTEN OPTIONS (Premiums received $277,060)			$(139,266)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Flexible Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$32,263,721	$–	$–	$32,263,721
Purchased Options	–	47,697	–	47,697
Money Market Funds	80,683	–	–	80,683
Total Investments	$32,344,404	$47,697	$–	$32,392,101

Liabilities:
Investments:
Written Options	$–	$(139,266)	$–	$(139,266)
Total Investments	$–	$(139,266)	$–	$(139,266)

Refer to the Schedule of Investments for further disaggregation of investment categories.